Share-based compensation - Narrative (Details)	May 07, 2025 shares
Omnibus Incentive Plan
Share-based compensation
Share-based compensation arrangement by share-based payment award, number of shares authorized	27,324,297
Maximum percentage of outstanding shares available for share-based payment awards	20.00%
Stock Option Plan
Share-based compensation
Maximum percentage of outstanding shares available for share-based payment awards	10.00%